Compass Life
Sun Life of Canada (U.S.) Variable Account E
Directors and Officers of
Sun Life Assurance Company of Canada (U.S.)

JOHN D. McNEIL, Chairman and Director

DONALD A. STEWART, President and Director

DAVID D. HORN, Senior Vice President and
  General Manager and Director

RICHARD B. BAILEY, Director

A. KEITH BRODKIN, Director

M. COLYER CRUM, Director

JOHN S. LANE, Director

ANGUS A. MacNAUGHTON, Director

MARGARET SEARS MEAD, Assistant Vice President   and Secretary

L. BROCK THOMSON, Vice President and
  Treasurer

Sun Life Assurance Company
of Canada (U.S.)

Variable Life Insurance Service Center
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02181

General Distributor
Clarendon Insurance Agency, Inc.
500 Boylston Street, Boston, Massachusetts 02116

Legal Counsel
Covington & Burling
1201 Pennsylvania Avenue, N.W.
P.O. Box 7566, Washington, D.C. 20044

Auditors
Deloitte & Touche LLP
125 Summer Street, Boston, Massachusetts 02110

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only if preceded or accompanied by an effective prospectus.

                                                             [COMPASS LIFE LOGO]

                                                         SINGLE PREMIUM VARIABLE
                                                                  LIFE INSURANCE
                                   ---------------------------------------------
                                                ANNUAL REPORT, DECEMBER 31, 1996

                                     [LOGO]

                                                                       ISSUED BY
                                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                                    A WHOLLY OWNED SUBSIDIARY OF
                                            SUN LIFE ASSURANCE COMPANY OF CANADA

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

STATEMENT OF CONDITION-- December 31, 1996

ASSETS:
  Investments in MFS/Sun Life Series Trust:                                         Shares       Cost         Value
                                                                                  ----------  -----------  -----------
    Capital Appreciation Series ("CAS").........................................     646,429  $18,370,496  $23,162,764
    Conservative Growth Series ("CGS")..........................................     797,090   12,513,765   21,121,130
    Government Securities Series ("GSS")........................................     651,632    8,021,921    8,384,669
    High Yield Series ("HYS")...................................................     701,951    6,012,701    6,466,906
    Managed Sectors Series ("MSS")..............................................     127,941    3,156,894    3,358,415
    Money Market Series ("MMS").................................................   8,020,003    8,020,003    8,020,003
    Total Return Series ("TRS").................................................     509,234    8,057,684    9,899,476
    World Governments Series ("WGS")............................................     111,741    1,310,648    1,257,950
    Zero Coupon Series:
      2000 Portfolio ("ZCS - 2000").............................................     488,282    4,437,959    4,337,044
                                                                                              -----------  -----------
        Net Assets:.............................................................              $69,902,071  $86,008,357
                                                                                              -----------  -----------
                                                                                              -----------  -----------

NET ASSETS APPLICABLE TO CONTRACT OWNERS:

                                                                                    Units     Unit Value      Value
                                                                                  ----------  -----------  -----------
  CAS -- Level 1................................................................     608,526  $  37.45869  $22,794,147
  CAS -- Level 2................................................................       9,838     37.46977      368,617
  CGS -- Level 1................................................................     632,355     32.72154   20,689,399
  CGS -- Level 2................................................................      13,181     32.73119      431,731
  GSS -- Level 1................................................................     436,340     18.98516    8,286,076
  GSS -- Level 2................................................................       5,190     18.99077       98,593
  HYS -- Level 1................................................................     283,104     22.40622    6,337,833
  HYS -- Level 2................................................................       5,759     22.41283      129,073
  MSS -- Level 1................................................................      99,578     33.70718    3,358,415
  MMS -- Level 1................................................................     524,146     15.24904    7,989,963
  MMS -- Level 2................................................................       1,969     15.25355       30,040
  TRS -- Level 1................................................................     406,929     24.32866    9,899,476
  WGS -- Level 1................................................................      68,055     18.55348    1,257,950
  ZCS - 2000 -- Level 1.........................................................     227,240     19.07089    4,333,216
  ZCS - 2000 -- Level 2.........................................................         200     19.07653        3,828
                                                                                                           -----------
        Net Assets:.............................................................                           $86,008,357
                                                                                                           -----------
                                                                                                           -----------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

STATEMENT OF OPERATIONS-- Year Ended December 31, 1996

                                     CAS           CGS           GSS           HYS            MSS           MMS
                                 Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account   Sub-Account
                                 -----------   -----------   -----------   ------------   -----------   -----------
 INCOME:
   Dividend income and capital
    gain distributions
    received...................  $1,877,337    $  782,221    $  491,167    $    490,041   $  330,190    $  424,255
                                 -----------   -----------   -----------   ------------   -----------   -----------
 EXPENSES:
   Mortality and expense risk
    charges....................  $  133,333    $  117,602    $   53,465    $     38,032   $   15,931    $   53,250
   Minimum death benefit
    guarantee charges..........      55,554        49,000        22,277          15,847        6,638        22,187
   Administrative charges......      77,779        68,602        31,187          22,186        9,294        31,063
                                 -----------   -----------   -----------   ------------   -----------   -----------
     Total expenses............  $  266,666    $  235,204    $  106,929    $     76,065   $   31,863    $  106,500
                                 -----------   -----------   -----------   ------------   -----------   -----------
       Net investment income...  $1,610,671    $  547,017    $  384,238    $    413,976   $  298,327    $  317,755
                                 -----------   -----------   -----------   ------------   -----------   -----------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains on investment
    transactions:
     Proceeds from sales.......  $5,022,931    $2,451,560    $1,981,051    $  2,042,429   $1,099,726    $7,738,279
     Cost of investments
      sold.....................   3,877,429     1,015,754     1,730,566       1,849,053      867,520     7,738,279
                                 -----------   -----------   -----------   ------------   -----------   -----------
       Net realized gains......  $1,145,502    $1,435,806    $  250,485    $    193,376   $  232,206    $   --
                                 -----------   -----------   -----------   ------------   -----------   -----------
   Net unrealized appreciation
    (depreciation) on
    investments:
     End of year...............  $4,792,268    $8,607,365    $  362,748    $    454,205   $  201,521    $   --
     Beginning of year.........   3,663,604     6,389,673       963,242         414,253      304,183        --
                                 -----------   -----------   -----------   ------------   -----------   -----------
     Change in unrealized
      appreciation
      (depreciation)             $1,128,664    $2,217,692    $ (600,494)   $     39,952   $ (102,662)   $   --
                                 -----------   -----------   -----------   ------------   -----------   -----------
         Realized and
          unrealized gains
          (losses).............  $2,274,166    $3,653,498    $ (350,009)   $    233,328   $  129,544    $   --
                                 -----------   -----------   -----------   ------------   -----------   -----------
 INCREASE IN NET ASSETS FROM
  OPERATIONS...................  $3,884,837    $4,200,515    $   34,229    $    647,304   $  427,871    $  317,755
                                 -----------   -----------   -----------   ------------   -----------   -----------
                                 -----------   -----------   -----------   ------------   -----------   -----------


                                     TRS           WGS        ZCS-2000
                                 Sub-Account   Sub-Account   Sub-Account      Total
                                 -----------   -----------   -----------   ------------
 INCOME:
   Dividend income and capital
    gain distributions
    received...................  $  697,027    $  188,258    $  168,674    $  5,449,170
                                 -----------   -----------   -----------   ------------
 EXPENSES:
   Mortality and expense risk
    charges....................  $   57,987    $    8,229    $   26,774    $    504,603
   Minimum death benefit
    guarantee charges..........      24,161         3,429        11,156         210,249
   Administrative charges......      33,826         4,801        15,619         294,357
                                 -----------   -----------   -----------   ------------
     Total expenses............  $  115,974    $   16,459    $   53,549    $  1,009,209
                                 -----------   -----------   -----------   ------------
       Net investment income...  $  581,053    $  171,799    $  115,125    $  4,439,961
                                 -----------   -----------   -----------   ------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales.......  $1,306,285    $  324,834    $  548,405    $ 22,515,500
     Cost of investments
      sold.....................     900,241       331,851       632,905      18,943,598
                                 -----------   -----------   -----------   ------------
       Net realized gains
        (losses)...............  $  406,044    $   (7,017)   $  (84,500)   $  3,571,902
                                 -----------   -----------   -----------   ------------
   Net unrealized appreciation
    (depreciation) on
    investments:
     End of year...............  $1,841,792    $  (52,698)   $ (100,915)   $ 16,106,286
     Beginning of year.........   1,669,083        69,769       (98,384)     13,375,423
                                 -----------   -----------   -----------   ------------
     Change in unrealized
      appreciation
      (depreciation)             $  172,709    $ (122,467)   $   (2,531)   $  2,730,863
                                 -----------   -----------   -----------   ------------
         Realized and
          unrealized gains
          (losses).............  $  578,753    $ (129,484)   $  (87,031)   $  6,302,765
                                 -----------   -----------   -----------   ------------
 INCREASE IN NET ASSETS FROM
  OPERATIONS...................  $1,159,806    $   42,315    $   28,094    $ 10,742,726
                                 -----------   -----------   -----------   ------------
                                 -----------   -----------   -----------   ------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

STATEMENTS OF CHANGES IN NET ASSETS-- December 31, 1996

                                                        CAS Sub-Account           CGS Sub-Account           GSS Sub-Account
                                                    ------------------------  ------------------------  ------------------------
                                                           Year Ended                Year Ended                Year Ended
                                                          December 31,              December 31,              December 31,
                                                    ------------------------  ------------------------  ------------------------
                                                       1996         1995         1996         1995         1996         1995
                                                    -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS:
  Net investment income...........................  $ 1,610,671  $   220,395  $   547,017  $   210,662  $   384,238  $   402,588
  Net realized gains..............................    1,145,502    1,197,990    1,435,806      717,957      250,485       72,442
  Net unrealized gains (losses)...................    1,128,664    3,805,391    2,217,692    3,882,347     (600,494)     810,237
                                                    -----------  -----------  -----------  -----------  -----------  -----------
      Increase in net assets from operations......  $ 3,884,837  $ 5,223,776  $ 4,200,515  $ 4,810,966  $    34,229  $ 1,285,267
                                                    -----------  -----------  -----------  -----------  -----------  -----------
CONTRACT OWNER TRANSACTIONS:
  Transfers between Sub-Accounts..................  $   406,813  $    30,985  $   209,628  $   372,570  $       620  $   (80,047)
  Transfers (to) from loan value account..........     (371,100)    (341,832)    (164,547)    (257,945)      68,064      (65,641)
  Contract surrenders.............................   (1,303,907)    (309,953)    (832,679)    (473,809)    (419,571)    (162,097)
  Charges for life insurance protection...........     (164,104)    (184,086)    (179,663)    (195,760)    (110,439)    (123,137)
  Death benefits..................................      (67,980)     (59,511)    (266,296)     (41,671)    (148,118)     (22,875)
                                                    -----------  -----------  -----------  -----------  -----------  -----------
      Decrease in net assets from contract
       owner transactions.........................  $(1,500,278) $  (864,397) $(1,233,557) $  (596,615) $  (609,444) $  (453,797)
                                                    -----------  -----------  -----------  -----------  -----------  -----------
        Increase (decrease) in net assets.........  $ 2,384,559  $ 4,359,379  $ 2,966,958  $ 4,214,351  $  (575,215) $   831,470
NET ASSETS:
  Beginning of year...............................   20,778,205   16,418,826   18,154,172   13,939,821    8,959,884    8,128,414
                                                    -----------  -----------  -----------  -----------  -----------  -----------
  End of year.....................................  $23,162,764  $20,778,205  $21,121,130  $18,154,172  $ 8,384,669  $ 8,959,884
                                                    -----------  -----------  -----------  -----------  -----------  -----------
                                                    -----------  -----------  -----------  -----------  -----------  -----------


                                                        HYS Sub-Account           MSS Sub-Account           MMS Sub-Account
                                                    ------------------------  ------------------------  ------------------------
                                                           Year Ended                Year Ended                Year Ended
                                                          December 31,              December 31,              December 31,
                                                    ------------------------  ------------------------  ------------------------
                                                       1996         1995         1996         1995         1996         1995
                                                    -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS:
  Net investment income...........................  $   413,976  $   335,526  $   298,327  $    48,009  $   317,755  $   348,345
  Net realized gains..............................      193,376      144,144      232,206      233,070      --           --
  Net unrealized gains (losses)...................       39,952      374,747     (102,662)     434,359      --           --
                                                    -----------  -----------  -----------  -----------  -----------  -----------
      Increase in net assets from operations......  $   647,304  $   854,417  $   427,871  $   715,438  $   317,755  $   348,345
                                                    -----------  -----------  -----------  -----------  -----------  -----------
CONTRACT OWNER TRANSACTIONS:
  Transfers between Sub-Accounts..................  $   127,598  $   384,549  $   841,756  $    76,558  $(1,576,921) $ 2,291,851
  Transfers (to) from loan value account..........     (179,983)    (141,322)     (47,472)     (37,589)    (547,645)      30,002
  Contract surrenders.............................     (156,008)    (220,625)    (113,989)    (178,651)    (729,566)    (416,956)
  Charges for life insurance protection...........      (65,102)     (73,531)     (26,864)     (28,004)    (160,409)    (162,021)
  Death benefits..................................      (74,967)     (40,067)     --           (17,324)     (37,706)     (12,713)
                                                    -----------  -----------  -----------  -----------  -----------  -----------
      Increase (decrease) in net assets from
       contract
       owner transactions.........................  $  (348,462) $   (90,996) $   653,431  $  (185,010) $(3,052,247) $ 1,730,163
                                                    -----------  -----------  -----------  -----------  -----------  -----------
        Increase (decrease) in net assets.........  $   298,842  $   763,421  $ 1,081,302  $   530,428  $(2,734,492) $ 2,078,508
NET ASSETS:
  Beginning of year...............................    6,168,064    5,404,643    2,277,113    1,746,685   10,754,495    8,675,987
                                                    -----------  -----------  -----------  -----------  -----------  -----------
  End of year.....................................  $ 6,466,906  $ 6,168,064  $ 3,358,415  $ 2,277,113  $ 8,020,003  $10,754,495
                                                    -----------  -----------  -----------  -----------  -----------  -----------
                                                    -----------  -----------  -----------  -----------  -----------  -----------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

                                                                   TRS                      WGS
                                                               Sub-Account              Sub-Account          ZCS-1995
                                                          ----------------------  ------------------------  Sub-Account
                                                                                                            -----------
                                                                Year Ended               Year Ended
                                                               December 31,             December 31,        Year Ended
                                                          ----------------------  ------------------------   December
                                                             1996        1995        1996         1995       31, 1995*
                                                          ----------  ----------  -----------  -----------  -----------
OPERATIONS:
  Net investment income.................................  $  581,053  $  214,212  $   171,799  $    52,194  $  345,130
  Net realized gains (losses)...........................     406,044     326,578       (7,017)     (12,918)    (46,937)
  Net unrealized gains (losses).........................     172,709   1,319,571     (122,467)     136,952     (76,612)
                                                          ----------  ----------  -----------  -----------  -----------
      Increase (decrease) in net assets from
       operations.......................................  $1,159,806  $1,860,361  $    42,315  $   176,228  $  221,581
                                                          ----------  ----------  -----------  -----------  -----------
CONTRACT OWNER TRANSACTIONS:
  Transfers between Sub-Accounts........................  $   31,593  $  977,352  $  (174,084) $  (192,299) $(4,796,664)
  Transfers (to) from loan value account................     (90,446)   (335,840)         164       14,205     (56,211)
  Contract surrenders...................................    (425,897)   (340,800)     (57,309)         182    (172,868)
  Charges for life insurance protection.................    (129,803)   (132,156)     (19,196)     (20,025)    (52,087)
  Death benefits........................................     (30,852)    (54,511)     --           --           --
                                                          ----------  ----------  -----------  -----------  -----------
      Increase (decrease) in net assets from contract
       owner transactions...............................  $ (645,405) $  114,045  $  (250,425) $  (197,937) $(5,077,830)
                                                          ----------  ----------  -----------  -----------  -----------
        Increase (decrease) in net assets...............  $  514,401  $1,974,406  $  (208,110) $   (21,709) $(4,856,249)
NET ASSETS:
  Beginning of year.....................................   9,385,075   7,410,669    1,466,060    1,487,769   4,856,249
                                                          ----------  ----------  -----------  -----------  -----------
  End of year...........................................  $9,899,476  $9,385,075  $ 1,257,950  $ 1,466,060  $   --
                                                          ----------  ----------  -----------  -----------  -----------
                                                          ----------  ----------  -----------  -----------  -----------

* Reflects expiration of the Sub-Account on November 15, 1995.

                                                                                   ZCS-2000
                                                                                 Sub-Account                 Total
                                                                            ----------------------  ------------------------
                                                                                  Year Ended               Year Ended
                                                                                 December 31,             December 31,
                                                                            ----------------------  ------------------------
                                                                               1996        1995        1996         1995
                                                                            ----------  ----------  -----------  -----------
OPERATIONS:
  Net investment income...................................................  $  115,125  $  134,647  $ 4,439,961  $ 2,311,708
  Net realized gains (losses).............................................     (84,500)   (149,936)   3,571,902    2,482,390
  Net unrealized gains (losses)...........................................      (2,531)    586,260    2,730,863   11,273,252
                                                                            ----------  ----------  -----------  -----------
      Increase in net assets from operations..............................  $   28,094  $  570,971  $10,742,726  $16,067,350
                                                                            ----------  ----------  -----------  -----------
CONTRACT OWNER TRANSACTIONS:
  Transfers between Sub-Accounts..........................................  $  132,997  $  935,145  $   --       $   --
  Transfers (to) from loan value account..................................    (125,832)    (48,163)  (1,458,797)  (1,240,336)
  Contract surrenders.....................................................    (220,855)   (101,767)  (4,259,781)  (2,377,344)
  Charges for life insurance protection...................................     (28,118)    (13,308)    (883,698)    (984,115)
  Death benefits..........................................................     (65,097)     (7,276)    (691,016)    (255,948)
                                                                            ----------  ----------  -----------  -----------
      Increase (decrease) in net assets from contract owner
       transactions.......................................................  $ (306,905) $  764,631  $(7,293,292) $(4,857,743)
                                                                            ----------  ----------  -----------  -----------
        Increase (decrease) in net assets.................................  $ (278,811) $1,335,602  $ 3,449,434  $11,209,607
NET ASSETS:
  Beginning of year.......................................................   4,615,855   3,280,253   82,558,923   71,349,316
                                                                            ----------  ----------  -----------  -----------
  End of year.............................................................  $4,337,044  $4,615,855  $86,008,357  $82,558,923
                                                                            ----------  ----------  -----------  -----------
                                                                            ----------  ----------  -----------  -----------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life of Canada (U.S.) Variable Account E (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.), the Sponsor, was established on December 3, 1985 as a funding vehicle for single premium variable life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the "Series Trust") as selected by contract owners. The Series Trust is an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company, a wholly-owned subsidiary of the Sponsor, is the investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional shares of the Series Trust and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately; the Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3) CONTRACT CHARGES

Certain charges based on the value of the Variable Account are paid to the Sponsor from the Variable Account at the end of each valuation period as follows: (i) an administrative charge of 0.35% for the first ten contract years and 0.20% thereafter; (ii) a mortality and expense risk charge of 0.60%; and
(iii) a minimum death benefit guarantee charge of 0.25% for the first ten contract years with no deduction thereafter. Accounts are transferred from Level 1 to Level 2 in the month following the tenth contract anniversary.

On each Monthly Anniversary Day after the Contract Date, a charge for providing life insurance protection is imposed by the Sponsor against the contract's account value. This charge will be based upon the Sponsor's expectations of future mortality experience, but it will never be higher than the amount based upon the 1980 CSO Mortality Table C, and in most cases it will be lower.

The Sponsor does not deduct a sales charge from the premium payment. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 8% of the single premium payment made under the contract.

(4) UNIT ACTIVITY FROM CONTRACT OWNER TRANSACTIONS

                                                                                                                       GSS --
                                                                                                                       Level 1
                                                                                                                      Sub-Account
                                   CAS -- Level 1                             CGS -- Level 1                          ---------
                                    Sub-Account                                Sub-Account
                                --------------------    CAS -- Level 2     --------------------    CGS -- Level 2       Year
                                                          Sub-Account                                Sub-Account        Ended
                                     Year Ended       -------------------       Year Ended       -------------------  December
                                    December 31,                               December 31,                              31,
                                --------------------      Year Ended       --------------------      Year Ended       ---------
                                  1996       1995     December 31, 1996*     1996       1995     December 31, 1996*     1996
                                ---------  ---------  -------------------  ---------  ---------  -------------------  ---------
Units Outstanding
 Beginning of Year............    665,756    698,988          --             687,402    716,855          --             473,737
  Units transferred between
   Sub-Accounts...............     (2,022)      (478)          9,838          (5,988)    13,636           13,181         (4,713)
  Units transferred (to) from
   loan value account.........    (10,667)   (12,465)         --              (5,495)   (11,250)         --               4,030
  Units surrendered...........    (37,670)   (11,287)         --             (27,922)   (21,099)         --             (22,611)
  Units cancelled in payment
   of charges for life
   insurance protection.......     (4,793)    (6,725)         --              (6,168)    (8,677)         --              (5,950)
  Units cancelled in payment
   of death benefits..........     (2,078)    (2,277)         --              (9,474)    (2,063)         --              (8,153)
                                ---------  ---------           -----       ---------  ---------           ------      ---------
Units Outstanding
 End of Year..................    608,526    665,756           9,838         632,355    687,402           13,181        436,340
                                ---------  ---------           -----       ---------  ---------           ------      ---------
                                ---------  ---------           -----       ---------  ---------           ------      ---------


                                             GSS -- Level 2
                                               Sub-Account
                                           -------------------

                                               Year Ended
                                  1995     December 31, 1996*
                                ---------  -------------------
Units Outstanding
 Beginning of Year............    499,934          --
  Units transferred between
   Sub-Accounts...............     (5,087)          5,194
  Units transferred (to) from
   loan value account.........     (4,039)             (4     )
  Units surrendered...........     (8,697)         --
  Units cancelled in payment
   of charges for life
   insurance protection.......     (7,009)         --
  Units cancelled in payment
   of death benefits..........     (1,365)         --
                                ---------           -----
Units Outstanding
 End of Year..................    473,737           5,190
                                ---------           -----
                                ---------           -----

* For the period December 5, 1996 (commencement of Level 2 units) to December 31, 1996.

                                                                                                                    MMS --
                                                                                                                    Level 1
                                                                                                                   Sub-Account
                                                     HYS -- Level 1                             MSS -- Level 1     ---------
                                                      Sub-Account                                Sub-Account
                                                  --------------------    HYS -- Level 2     --------------------    Year
                                                                            Sub-Account                              Ended
                                                       Year Ended       -------------------       Year Ended       December
                                                      December 31,                               December 31,         31,
                                                  --------------------      Year Ended       --------------------  ---------
                                                    1996       1995     December 31, 1996*     1996       1995       1996
                                                  ---------  ---------  -------------------  ---------  ---------  ---------
Units Outstanding
 Beginning of Year..............................    304,918    309,038          --              78,440     78,621    731,286
  Units transferred between Sub-Accounts........        864     21,415           5,763          27,225      9,531   (108,242)
  Units transferred (to) from loan value
   account......................................     (8,664)    (7,637)             (4     )    (1,554)    (1,562)   (36,943)
  Units surrendered.............................     (7,260)   (11,883)         --              (3,667)    (6,278)   (48,683)
  Units cancelled in payment of charges for life
   insurance protection.........................     (3,092)    (3,875)         --                (866)    (1,065)   (10,716)
  Units cancelled in payment of death
   benefits.....................................     (3,662)    (2,140)         --              --           (807)    (2,556)
                                                  ---------  ---------           -----       ---------  ---------  ---------
Units Outstanding
 End of Year....................................    283,104    304,918           5,759          99,578     78,440    524,146
                                                  ---------  ---------           -----       ---------  ---------  ---------
                                                  ---------  ---------           -----       ---------  ---------  ---------


                                                                MMS -- Level 2
                                                                  Sub-Account
                                                             ---------------------

                                                                  Year Ended
                                                    1995      December 31, 1996**
                                                  ---------  ---------------------
Units Outstanding
 Beginning of Year..............................    614,665           --
  Units transferred between Sub-Accounts........    155,162             1,969
  Units transferred (to) from loan value
   account......................................      2,265           --
  Units surrendered.............................    (28,683)          --
  Units cancelled in payment of charges for life
   insurance protection.........................    (11,239)          --
  Units cancelled in payment of death
   benefits.....................................       (884)          --
                                                  ---------             -----
Units Outstanding
 End of Year....................................    731,286             1,969
                                                  ---------             -----
                                                  ---------             -----

 * For the period December 5, 1996 (commencement of Level 2 units) to December 31, 1996.
** For the period December 20, 1996 (commencement of Level 2 units) to December 31, 1996.

                                                                                                                   ZCS -
                                                                                                                  2000 --
                                                                                                                  Level 1
                                                                                                                 Sub-Account
                                                   TRS -- Level 1        WGS -- Level 1                          ---------
                                                    Sub-Account           Sub-Account       ZCS - 1995 -- Level
                                                --------------------  --------------------           1             Year
                                                                                                Sub-Account        Ended
                                                     Year Ended            Year Ended       -------------------  December
                                                    December 31,          December 31,                              31,
                                                --------------------  --------------------      Year Ended       ---------
                                                  1996       1995       1996       1995     December 31, 1995*     1996
                                                ---------  ---------  ---------  ---------  -------------------  ---------
Units Outstanding
 Beginning of Year............................    434,795    430,093     81,725     95,214         323,616         243,738
  Units transferred between Sub-Accounts......      2,106     48,842     (9,411)   (13,270)       (305,385)          7,081
  Units transferred (to) from loan value
   account....................................     (3,998)   (17,344)         8        953          (3,688)         (6,693)
  Units surrendered...........................    (18,847)   (16,945)    (3,197)    --              (11,161    )   (11,980)
  Units cancelled in payment of charges for
   life insurance protection..................     (5,739)    (6,835)    (1,070)    (1,172)          (3,382    )    (1,506)
  Units cancelled in payment of death
   benefits...................................     (1,388)    (3,016)    --         --              --              (3,400)
                                                ---------  ---------  ---------  ---------         --------      ---------
Units Outstanding
 End of Year..................................    406,929    434,795     68,055     81,725          --             227,240
                                                ---------  ---------  ---------  ---------         --------      ---------
                                                ---------  ---------  ---------  ---------         --------      ---------


                                                            ZCS - 2000 -- Level 2
                                                                 Sub-Account
                                                           -----------------------

                                                                 Year Ended
                                                  1995       December 31, 1996**
                                                ---------  -----------------------
Units Outstanding
 Beginning of Year............................    205,289            --
  Units transferred between Sub-Accounts......     48,091               200
  Units transferred (to) from loan value
   account....................................     (2,722)           --
  Units surrendered...........................     (5,729)           --
  Units cancelled in payment of charges for
   life insurance protection..................       (758)           --
  Units cancelled in payment of death
   benefits...................................       (433)           --
                                                                          --
                                                ---------
Units Outstanding
 End of Year..................................    243,738                200
                                                                          --
                                                                          --
                                                ---------
                                                ---------

 * Reflects expiration of the Sub-Account on November 15, 1995.
** For the period December 5, 1996 (commencement of Level 2 units) to December 31, 1996.

INDEPENDENT AUDITORS' REPORT

To the Contract Owners participating in Sun Life of Canada (U.S.) Variable Account E
  and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Sun Life of Canada (U.S.) Variable Account E (the "Variable Account") as of December 31, 1996, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 1996 and 1995. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Variable Account as of December 31, 1996, the results of its operations and the changes in its net assets for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 7, 1997

8